Shareholder Report, Holdings (Details) - REX FANG & Innovation Equity Premium Income ETF	Jul. 31, 2026
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Palantir Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.65%
Information Technology - Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.68%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%